Additional Information to the Items of Profit or Loss (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
General and administrative expenses:
General and administrative expenses	$ 970	$ 1,550	$ 2,469
Wages and related expenses [Member]
General and administrative expenses:
General and administrative expenses	106	224	382
Share-based payment [Member]
General and administrative expenses:
General and administrative expenses	69	363	388
Professional and directors' fees [Member]
General and administrative expenses:
General and administrative expenses	679	598	1,065
Business development expenses [Member]
General and administrative expenses:
General and administrative expenses	5	215	387
Office maintenance, rent and other expenses [Member]
General and administrative expenses:
General and administrative expenses	53	38	72
Investor relations and business expenses [Member]
General and administrative expenses:
General and administrative expenses	7	45	63
Regulatory expenses [Member]
General and administrative expenses:
General and administrative expenses	$ 51	$ 67	$ 112